Business Segment and Geographic Information (Details 3) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Japan [Member] USD ($)	Mar. 31, 2011 Japan [Member] JPY (¥)	Mar. 31, 2010 Japan [Member] JPY (¥)	Mar. 31, 2009 Japan [Member] JPY (¥)	Mar. 31, 2011 USA [Member] USD ($)	Mar. 31, 2011 USA [Member] JPY (¥)	Mar. 31, 2010 USA [Member] JPY (¥)	Mar. 31, 2009 USA [Member] JPY (¥)	Mar. 31, 2011 Europe and CIS [Member] USD ($)	Mar. 31, 2011 Europe and CIS [Member] JPY (¥)	Mar. 31, 2010 Europe and CIS [Member] JPY (¥)	Mar. 31, 2009 Europe and CIS [Member] JPY (¥)	Mar. 31, 2011 China [Member] USD ($)	Mar. 31, 2011 China [Member] JPY (¥)	Mar. 31, 2010 China [Member] JPY (¥)	Mar. 31, 2009 China [Member] JPY (¥)	Mar. 31, 2011 Others [Member] USD ($)	Mar. 31, 2011 Others [Member] JPY (¥)	Mar. 31, 2010 Others [Member] JPY (¥)	Mar. 31, 2009 Others [Member] JPY (¥)
Net sales to customers
External customers	$ 22,206,349	¥ 1,843,127,000	¥ 1,431,564,000	¥ 2,021,743,000	$ 7,728,939	¥ 641,502,000	¥ 498,568,000	¥ 831,569,000	$ 4,715,422	¥ 391,380,000	¥ 311,170,000	¥ 469,047,000	$ 2,111,048	¥ 175,217,000	¥ 141,510,000	¥ 269,139,000	$ 4,007,000	¥ 332,581,000	¥ 238,102,000	¥ 174,446,000	$ 3,643,940	¥ 302,447,000	¥ 242,214,000	¥ 277,522,000
Total	22,206,349	1,843,127,000	1,431,564,000	2,021,743,000
Property, plant and equipment
Property, plant and equipment of Domicile country					4,274,663	354,797,000	380,592,000	400,554,000
Property, plant and equipment of Foreign countries									770,747	63,972,000	62,637,000	68,170,000	359,855	29,868,000	35,811,000	28,207,000					719,879	59,750,000	46,060,000	28,531,000
Total	$ 6,125,144	¥ 508,387,000	¥ 525,100,000	¥ 525,462,000